Statement of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (11,135)	$ (12,913)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and Amortization	1,624	1,251
Fair value adjustments of Convertible loans	0	3,503
Fair value adjustments of derivative liability - Warrants	0	408
Re-assessment of Liability for Agricultural Research Organization	(396)	(205)
Interest over Agricultural Research Organization liability	270	403
Finance expense (income), net	3,756	823
Share based compensation	597	601
Adjustments for changes in working capital
Change in Trade accounts receivable	(865)	(308)
Change in Other accounts receivable	(240)	(286)
Change in Inventory	(904)	(1,189)
Changes in Trade accounts payable, Other accounts payable and Accrued liabilities	482	1,040
Changes in deferred revenue	(415)	188
Net cash used in operating activities	(7,226)	(6,684)
Cash flow from investing activities
Purchase of property and equipment	2,355	2,835
Deposit of restricted cash for bank guarantee, net of drawing	(10)	(192)
Net cash used in investing activities	(2,365)	(3,027)
Cash flow from financing activities
Repayments of lease liabilities	(1,382)	(579)
Proceeds from loans	12,402	3,417
Repayments of Convertible Loans (principal and interest)	0	(693)
Proceeds from exercise of investor warrants, net of finder fees	6,800	0
Net proceeds from issuance of units of securities in private placement	0	4,330
Repayment of royalties' liability to the Agricultural Research Organization	(159)	0
Net proceeds from issuance of shares in public offering	18,262	0
Proceeds from exercise of stock options	36	408
Net cash provided by financing activities	30,187	6,780
Exchange rate differences on cash and cash equivalents	39	(34)
Increase (decrease) in cash and cash equivalents	20,596	(2,931)
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Beginning Balance	2,390	5,355
Cash, Cash Equivalent, Restricted Cash, and Restricted Cash Equivalent, Continuing Operation, Ending Balance	23,025	2,390
Supplemental disclosure of significant non-cash transactions
Conversion of convertible loans into equity	7,603	20,527
Exercise of investor warrants by settlement of an outstanding debt	1,759	0
Reclassification of warrants as an equity instrument	0	934
Purchase of property under installment payment agreement	0	1,440
Recognition of right-of-use assets and lease liabilities	399	8,351
Supplemental disclosure of cash flow information
Taxes paid	$ 39	$ 45